Employee Salaries and Benefit Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Salaries And Employee Benefits [Abstract]
Salaries, Bonuses and Other Short-Term Employee Benefits	$ 1,541	$ 1,526
Pension and Post-Employment Benefits	130	119
Stock-Based Compensation (Note 28)	191	126
Termination Benefits	110	41
Employee Salaries and Benefit Expenses	$ 1,972	$ 1,812